Debt (Tables)	12 Months Ended
Sep. 30, 2018
Debt [Abstract]
Schedule Of Debt

	SBH				SB/RH
	September 30, 2018		September 30, 2017		September 30, 2018		September 30, 2017
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate	Amount	Rate
Spectrum Brands Inc.
Term Loan, variable rate, due June 23, 2022	$1,231.7	4.4%	$1,244.2	3.4%	$1,231.7	4.4%	$1,244.2	3.4%
CAD Term Loan, variable rate, due June 23, 2022	32.8	5.5%	59.0	4.9%	32.8	5.5%	59.0	4.9%
4.00% Notes, due October 1, 2026	494.7	4.0%	500.9	4.0%	494.7	4.0%	500.9	4.0%
5.75% Notes, due July 15, 2025	1,000.0	5.8%	1,000.0	5.8%	1,000.0	5.8%	1,000.0	5.8%
6.125% Notes, due December 15, 2024	250.0	6.1%	250.0	6.1%	250.0	6.1%	250.0	6.1%
6.625% Notes, due November 15, 2022	570.0	6.6%	570.0	6.6%	570.0	6.6%	570.0	6.6%
Revolver Facility, variable rate, expiring March 6, 2022	—	—%	—	—%	—	—%	—	—%
Other notes and obligations	7.3	9.5%	11.5	9.5%	7.3	9.5%	11.5	9.5%
Intercompany note with parent	—	—%	—	—%	520.0	4.3%	—	—%
Obligations under capital leases	175.1	5.5%	180.3	5.4%	175.1	5.5%	180.3	5.4%
Total Spectrum Brands, Inc. debt	3,761.6		3,815.9		4,281.6		3,815.9
Spectrum Brands Holdings, Inc. (formerly HRG)
HRG - 7.875% Senior Secured Notes, due July 15, 2019	—	—%	864.4	7.9%	—	—%	—	—%
HRG - 7.75% Senior Unsecured Notes, due January 15, 2022	890.0	7.8%	890.0	7.8%	—	—%	—	—%
HGI Funding - 2017 Loan, due July 13, 2018	—	—%	50.0	3.7%	—	—%	—	—%
HGI Energy - notes due June 30, 2018	—	—%	92.0	1.5%	—	—%	—	—%
Salus - unaffiliated long-term debt of consolidated VIE	77.0	—%	28.9	—%	—	—%	—	—%
Salus - long term debt of consolidated VIE with FGL	—	—%	48.1	—%	—	—%	—	—%
Total SBH debt	4,728.6		5,789.3		4,281.6		3,815.9
Unamortized discount on debt	(19.8)		(20.7)		(2.8)		(3.7)
Debt issuance costs	(57.6)		(76.1)		(45.5)		(53.1)
Less current portion	(26.9)		(169.8)		(546.9)		(27.8)
Long-term debt, net of current portion	$4,624.3		$5,522.7		$3,686.4		$3,731.3

Aggregate Scheduled Maturities Of Debt And Capital Lease Obligations

	SBH			SB/RH
(in millions)	Capital Lease Obligations	Debt	Total	Capital Lease Obligations	Debt	Total
2019	$17.4	$17.6	$35.0	$17.4	$537.6	$555.0
2020	18.0	15.3	33.3	18.0	15.3	33.3
2021	19.3	89.9	109.2	19.3	12.9	32.2
2022	16.3	2,116.0	2,132.3	16.3	1,226.0	1,242.3
2023	15.5	—	15.5	15.5	—	15.5
Thereafter	197.0	2,314.7	2,511.7	197.0	2,314.7	2,511.7
Total	283.5	4,553.5	4,837.0	283.5	4,106.5	4,390.0
Interest	(108.4)	—	(108.4)	(108.4)	—	(108.4)
Long-term debt	$175.1	$4,553.5	$4,728.6	$175.1	$4,106.5	$4,281.6